Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for:				Compensation Actually Paid to:				Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1),(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1),(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	Fee Related Earnings (FRE) (in millions)(4)
Year	Harvey M. Schwartz	William E. Conway, Jr.	Kewsong Lee	Glenn A. Youngkin	Harvey M. Schwartz(2)	William E. Conway, Jr.(2)	Kewsong Lee(2)	Glenn A. Youngkin(2)			Total Shareholder Return	Peer Group Total Shareholder Return(3)
2023	$186,994,098	$500,000	$—	$—	$236,419,177	$500,000	$—	$—	$8,516,160	$8,242,865	$145	$156	$(496.7)	$859.4
2022	$—	$500,000	$40,775,405	$—	$—	$500,000	$(61,692,601)	$—	$14,108,893	$5,716,546	$102	$127	$1,284.7	$834.4
2021	$—	$—	$42,322,501	$—	$—	$—	$123,088,136	$—	$29,363,977	$41,878,582	$181	$162	$3,045.2	$598.1
2020	$—	$—	$16,384,203	$12,064,228	$—	$—	$20,465,591	$(31,426,807)	$6,925,930	$7,628,276	$102	$115	$382.8	$519.7

Company Selected Measure Name	Fee Related Earnings
Named Executive Officers, Footnote	The non-PEO named executive officers in 2023 consist of Messrs. Redett, Finn, Ferguson, Larson, and Buser, in 2022 and 2021 consist of Messrs. Buser, Clare, Finn, and Larson, and in 2020 consists of Messrs. Buser, Clare,
Ferguson, and Finn (as applicable, the “Non-PEO NEOs”).

Peer Group Issuers, Footnote	The Peer Group for these purposes is the Dow Jones U.S. Asset Manager Index.
Adjustment To PEO Compensation, Footnote	To calculate the “compensation actually paid,” the following amounts were deducted from and added to the applicable “Summary Compensation Table Total” set forth above:

	Summary Compensation Total	Deductions of Reported Equity Values from Summary Compensation Total(a)	Equity Award Adjustments to Summary Compensation Total(b)	“Compensation Actually Paid”
Harvey M. Schwartz
2023	$186,994,098	$(179,981,039)	$229,406,118	$236,419,177
William E. Conway, Jr.
2023	$500,000	$—	$—	$500,000
2022	$500,000	$—	$—	$500,000
Kewsong Lee
2022	$40,775,405	$(36,695,033)	$(65,772,973)	$(61,692,601)
2021	$42,322,501	$(36,110,256)	$116,875,891	$123,088,136
2020	$16,384,203	$(10,274,286)	$14,355,674	$20,465,591
Glenn Youngkin
2020	$12,064,228	$(10,682,574)	$(32,808,461)	$(31,426,807)
Average of Non-PEO Named Executive Officers
2023	$8,516,160	$(5,829,616)	$5,556,321	$8,242,865
2022	$14,108,893	$(2,331,523)	$(6,060,824)	$5,716,546
2021	$29,363,977	$(11,208,915)	$23,723,520	$41,878,582
2020	$6,925,930	$(2,407,846)	$3,110,192	$7,628,276
Reflects adjustments to the value of Stock Awards, as calculated in accordance with the rules prescribed under Item 402(v) and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. The values shown below for Mr. Schwartz include the fair value of accrued dividend equivalent units as of the applicable date. For additional information regarding the determination of fair value, see Note 2 and Note 15 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

	Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During Year	Total Equity Award Adjustments
Harvey M. Schwartz
2023	$207,208,994	$—	$22,197,124	$—	$—	$229,406,118
Kewsong Lee
2022	$4,536,963	$(23,277,375)	$274,175	$(4,205,426)	$(43,101,310)	$(65,772,973)
2021	$74,781,989	$39,770,125	$—	$2,323,777	$—	$116,875,891
2020	$10,586,204	$3,208,442	$—	$561,028	$—	$14,355,674
Glenn Youngkin
2020	$—	$—	$—	$594,447	$(33,402,908)	$(32,808,461)
Average of Non-PEO Named Executive Officers
2023	$4,700,504	$980,957	$—	$895,906	$(1,021,046)	$5,556,321
2022	$1,127,829	$(5,797,829)	$—	$(1,390,824)	$—	$(6,060,824)
2021	$20,872,266	$1,624,028	$—	$1,227,226	$—	$23,723,520
2020	$2,579,729	$458,910	$—	$71,554	$—	$3,110,192

Non-PEO NEO Average Total Compensation Amount	$ 8,516,160	$ 14,108,893	$ 29,363,977	$ 6,925,930
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,242,865	5,716,546	41,878,582	7,628,276
Adjustment to Non-PEO NEO Compensation Footnote	To calculate the “compensation actually paid,” the following amounts were deducted from and added to the applicable “Summary Compensation Table Total” set forth above:

	Summary Compensation Total	Deductions of Reported Equity Values from Summary Compensation Total(a)	Equity Award Adjustments to Summary Compensation Total(b)	“Compensation Actually Paid”
Harvey M. Schwartz
2023	$186,994,098	$(179,981,039)	$229,406,118	$236,419,177
William E. Conway, Jr.
2023	$500,000	$—	$—	$500,000
2022	$500,000	$—	$—	$500,000
Kewsong Lee
2022	$40,775,405	$(36,695,033)	$(65,772,973)	$(61,692,601)
2021	$42,322,501	$(36,110,256)	$116,875,891	$123,088,136
2020	$16,384,203	$(10,274,286)	$14,355,674	$20,465,591
Glenn Youngkin
2020	$12,064,228	$(10,682,574)	$(32,808,461)	$(31,426,807)
Average of Non-PEO Named Executive Officers
2023	$8,516,160	$(5,829,616)	$5,556,321	$8,242,865
2022	$14,108,893	$(2,331,523)	$(6,060,824)	$5,716,546
2021	$29,363,977	$(11,208,915)	$23,723,520	$41,878,582
2020	$6,925,930	$(2,407,846)	$3,110,192	$7,628,276
Reflects adjustments to the value of Stock Awards, as calculated in accordance with the rules prescribed under Item 402(v) and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. The values shown below for Mr. Schwartz include the fair value of accrued dividend equivalent units as of the applicable date. For additional information regarding the determination of fair value, see Note 2 and Note 15 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

	Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During Year	Total Equity Award Adjustments
Harvey M. Schwartz
2023	$207,208,994	$—	$22,197,124	$—	$—	$229,406,118
Kewsong Lee
2022	$4,536,963	$(23,277,375)	$274,175	$(4,205,426)	$(43,101,310)	$(65,772,973)
2021	$74,781,989	$39,770,125	$—	$2,323,777	$—	$116,875,891
2020	$10,586,204	$3,208,442	$—	$561,028	$—	$14,355,674
Glenn Youngkin
2020	$—	$—	$—	$594,447	$(33,402,908)	$(32,808,461)
Average of Non-PEO Named Executive Officers
2023	$4,700,504	$980,957	$—	$895,906	$(1,021,046)	$5,556,321
2022	$1,127,829	$(5,797,829)	$—	$(1,390,824)	$—	$(6,060,824)
2021	$20,872,266	$1,624,028	$—	$1,227,226	$—	$23,723,520
2020	$2,579,729	$458,910	$—	$71,554	$—	$3,110,192

Compensation Actually Paid vs. Total Shareholder Return	The following graph shows the relationship between the “compensation actually paid” to each of Messrs. Schwartz, Conway,
Lee, and Youngkin and the average of the “compensation actually paid” to our Non-PEO NEOs (in each case, with
“compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v) of
Regulation S-K) in 2020, 2021, 2022, and 2023 and our cumulative total shareholder return (“TSR”) measured starting from
December 31, 2019 for each covered fiscal year. This graph also shows the relationship between our TSR performance and the TSR performance of the Peer Group in the Pay Versus Performance Table (which is the Dow Jones U.S. Asset Manager
Index) over the same period.
“Compensation Actually Paid” vs. Company Total Shareholder Return (“TSR”) and Company TSR v. Peer Group TSR

■	Harvey M. Schwartz
■	Kewsong Lee
■	Glenn A. Youngkin
■	William E. Conway, Jr.
■	Non-PEO NEOs
Company TSR
Peer Group TSR

Compensation Actually Paid vs. Net Income	The following graph show the relationship between the “compensation actually paid” to each of Messrs. Schwartz, Conway,
Lee, and Youngkin and the average of the “compensation actually paid” to our non-PEO NEOs (in each case, with
“compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v)) in 2020,
2021, 2022, and 2023 and our net income performance in 2020, 2021, 2022, and 2023. The 2023 net income figure includes a
$1.1 billion charge to performance allocations and incentive fee related compensation expense as part of our updated compensation program. See “Compensation Discussion and Analysis—Enhanced Stakeholder Alignment.”
“Compensation Actually Paid” vs. Net Income

■	Harvey M. Schwartz
■	Kewsong Lee
■	Glenn A. Youngkin
■	William E. Conway, Jr.
■	Non-PEO NEOs
Net Income

Compensation Actually Paid vs. Company Selected Measure	The following graph shows the relationship between the “compensation actually paid” to each of Messrs. Schwartz, Conway,
Lee, and Youngkin and the average of the “compensation actually paid” to our non-PEO NEOs (in each case, with
“compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v)) in 2020,
2021, 2022, and 2023 and the performance of our company-selected measure, fee related earnings, in 2020, 2021, 2022, and 2023.
“Compensation Actually Paid” vs. Fee Related Earnings (“FRE”)

■	Harvey M. Schwartz
■	Kewsong Lee
■	Glenn A. Youngkin
■	William E. Conway, Jr.
■	Non-PEO NEOs
FRE

Total Shareholder Return Vs Peer Group	The following graph shows the relationship between the “compensation actually paid” to each of Messrs. Schwartz, Conway,
Lee, and Youngkin and the average of the “compensation actually paid” to our Non-PEO NEOs (in each case, with
“compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v) of
Regulation S-K) in 2020, 2021, 2022, and 2023 and our cumulative total shareholder return (“TSR”) measured starting from
December 31, 2019 for each covered fiscal year. This graph also shows the relationship between our TSR performance and the TSR performance of the Peer Group in the Pay Versus Performance Table (which is the Dow Jones U.S. Asset Manager
Index) over the same period.
“Compensation Actually Paid” vs. Company Total Shareholder Return (“TSR”) and Company TSR v. Peer Group TSR

■	Harvey M. Schwartz
■	Kewsong Lee
■	Glenn A. Youngkin
■	William E. Conway, Jr.
■	Non-PEO NEOs
Company TSR
Peer Group TSR

Tabular List, Table

Fee Related Earnings
Realized Net Performance Revenues
Fee-Earning Assets Under Management Raised (Fee-Earning Fundraising)
Stock Price Performance
Relative TSR Performance

Total Shareholder Return Amount	$ 145	102	181	102
Peer Group Total Shareholder Return Amount	156	127	162	115
Net Income (Loss)	$ (496,700,000)	$ 1,284,700,000	$ 3,045,200,000	$ 382,800,000
Company Selected Measure Amount	859,400,000	834,400,000	598,100,000	519,700,000
Additional 402(v) Disclosure	Represents the grant date fair value of equity-based awards granted in each year, as reflected in the “Stock Awards” column.
Measure:: 1
Pay vs Performance Disclosure
Name	Fee Related Earnings
Non-GAAP Measure Description	Our company-selected measure is Fee Related Earnings (“FRE”). FRE is described under “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Financial Measures—Non-GAAP
Financial Measures—Fee Related Earnings” in our Annual Report on Form 10-K. For a reconciliation of non-GAAP measures to the corresponding GAAP measures, please see Appendix A: Reconciliation of
Non-GAAP Measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Realized Net Performance Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Fee-Earning Assets Under Management Raised (Fee-Earning Fundraising)
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price Performance
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR Performance
Harvey M. Schwartz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 186,994,098
PEO Actually Paid Compensation Amount	236,419,177
William E Conway, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	500,000	$ 500,000
PEO Actually Paid Compensation Amount	500,000	500,000
Kewsong Lee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		40,775,405	$ 42,322,501	$ 16,384,203
PEO Actually Paid Compensation Amount		(61,692,601)	123,088,136	20,465,591
Glenn A. Youngkin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				12,064,228
PEO Actually Paid Compensation Amount				(31,426,807)
PEO | Harvey M. Schwartz [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,981,039)
PEO | Harvey M. Schwartz [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,406,118
PEO | Harvey M. Schwartz [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	207,208,994
PEO | Harvey M. Schwartz [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Harvey M. Schwartz [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	22,197,124
PEO | Harvey M. Schwartz [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Harvey M. Schwartz [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | William E Conway, Jr. [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | William E Conway, Jr. [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Kewsong Lee [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(36,695,033)	(36,110,256)	(10,274,286)
PEO | Kewsong Lee [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(65,772,973)	116,875,891	14,355,674
PEO | Kewsong Lee [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		4,536,963	74,781,989	10,586,204
PEO | Kewsong Lee [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		(23,277,375)	39,770,125	3,208,442
PEO | Kewsong Lee [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		274,175	0	0
PEO | Kewsong Lee [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		(4,205,426)	2,323,777	561,028
PEO | Kewsong Lee [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		(43,101,310)	0	0
PEO | Glenn A. Youngkin [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(10,682,574)
PEO | Glenn A. Youngkin [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(32,808,461)
PEO | Glenn A. Youngkin [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
PEO | Glenn A. Youngkin [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
PEO | Glenn A. Youngkin [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
PEO | Glenn A. Youngkin [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				594,447
PEO | Glenn A. Youngkin [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				(33,402,908)
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,829,616)	(2,331,523)	(11,208,915)	(2,407,846)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,556,321	(6,060,824)	23,723,520	3,110,192
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	4,700,504	1,127,829	20,872,266	2,579,729
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	980,957	(5,797,829)	1,624,028	458,910
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	895,906	(1,390,824)	1,227,226	71,554
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (1,021,046)	$ 0	$ 0	$ 0